TRADE ACCOUNTS RECEIVABLE, NET - Accounts receivable (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Third Parties
Total third-parties, net	¥ 38,972,445	$ 5,649,572	¥ 22,577,980
Third parties
Third Parties
Trade accounts receivable	43,387,471	6,289,588	27,206,752
Allowance for credit losses	(4,415,026)	(640,016)	(4,628,772)
Total third-parties, net	38,972,445	5,649,572	22,577,980
Third Parties- long-term
Trade accounts receivable	1,304,721	189,137	4,983,698
Allowance for credit losses	¥ (1,304,721)	$ (189,137)	¥ (4,983,698)